Other long term obligations Other long term obligations - Additional disclosures (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Lease Incentive, Payable [Roll Forward]
Balance, beginning of year	CAD 145	CAD 252
Amortization of deferred lease inducements	(107)	(107)
Balance, end of year	145	252	CAD 38	CAD 145
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance, beginning of year	617	562
Accretion expense	61	55
Balance, end of year	CAD 678	617
Estimated undiscounted cash flows required to settle obligation			CAD 1,084	CAD 1,084
Credit adjusted risk-free rate assumed in measuring the asset retirement obligation (percent)	9.42%
Deferred Gain on Sale Leaseback [Roll Forward]
Balance, beginning of year	CAD 780	371
Addition	2,792	512
Amortization of deferred gain on sale leaseback	(373)	(103)
Balance, end of year	CAD 3,199	CAD 780